SUBSEQUENT EVENTS (Details Narrative) - USD ($)								6 Months Ended
	Sep. 15, 2026	Jul. 01, 2026	Sep. 05, 2025	Aug. 11, 2025	Feb. 21, 2024	Jun. 23, 2022	Nov. 15, 2019	Jun. 30, 2026	Sep. 22, 2026
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues							$ 16,666	$ 58,833,231
Number of shares issued							16,666
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues
Number of shares issued			12,000,000	475,220	438,498			26,173,992 [1]
Subsequent Event [Member] | Changbin Xia [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares repurchased	135,000
Subsequent Event [Member] | Changbin Xia [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued	135,000
Subsequent Event [Member] | Union International Company Limited [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares repurchased	73
Subsequent Event [Member] | Union International Company Limited [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued	73
Equity Transfer Agreement [Member] | Mahao BVI [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		100.00%
Equity Transfer Agreement [Member] | Xiamen Chunshang Health Technology Co Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity interest									100.00%
Equity Transfer Agreement [Member] | Xiamen Hemeitong Commercial Co Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity interest									100.00%
Stock Purchase Agreement [Member] | Common Stock [Member] | Mahao BVI [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						$ 6,000,000
Number of shares issued						10,000,000
Stock Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | Mahao BVI [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 100,000,000
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Subsequent Event [Line Items]
Equity interest						100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Equity interest						100.00%

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)